Property, Plant and Equipment - Additional Information (Detail) $ in Thousands	Jan. 01, 2017 ARS ($)
Disclosure of detailed information about property, plant and equipment [line items]
Deemed cost of the Bank's real property	$ 12,858,781
Adjustment on real property	$ 8,402,949